Attached Documents Page 2

Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2001
Check here if Amendment [x]; Amendment
Number: 21
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD   April 19, 2001

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
49
Form 13F Information Table Value Total:
$103,701

List of Other Included Managers:
NONE



Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


AT&T Corp.              Com        001957109     426     20,000      SH                SOLE                 20,000
Airgas Inc.             Com        009363102     269     34,100      SH                SOLE                 34,100
Arch Cap Group          Com        03937L105   1,095     69,000      SH                SOLE                 69,000
Baker Michael Corp      Com        057149106   1,266    141,600      SH                SOLE                141,600
Bostonfed Bancorp       Com        101178101     618     26,632      SH                SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,334     29,800      SH                SOLE                 29,800
Carrollton Bancorp      Com        145282109     167     15,800      SH                SOLE                 15,800
Cendant Corp            Com        151313103     303     20,750      SH                SOLE                 20,750
Center Tr Inc           Com        151845104     131     33,400      SH                SOLE                 26,050
Chesapeake Utilities    Com        165303108     474     26,050      SH                SOLE                 26,050
EOG Res Inc.            Com        26875P101   1,929     46,775      SH                SOLE                 46,775
Emerson Elec Co.        Com        291011104   2,325     37,505      SH                SOLE                 37,505
HS Resources            Com        404297103     675     15,000      SH                SOLE                 15,000
Hi-Shear Industries     Com        428399109   2,223    808,500      SH                SOLE                808,500
Highwoods Pptys         Com        431284108     986     40,000      SH                SOLE                 40,000
John Hancock Bk      SHBENINT      409735107   2,460    307,925      SH                SOLE                307,925
Kinder Morgan           Com        49455P101   3,345     62,885      SH                SOLE                 62,885
Louis Dreyfus Nat Gas   Com        546011107   2,177     58,825      SH                SOLE                 58,825
Maverick Tube           Com        577914104     309     15,000      SH                SOLE                 15,000
Mercantile Bankshs      Com        587405101     984     26,605      SH                SOLE                 26,605
Middleby                Com        596278101   1,800    225,050      SH                SOLE                225,050
Mitchell Energy         CLA        606592202   7,273    138,525      SH                SOLE                138,525
Modis Professional      Com        607830106     195     42,325      SH                SOLE                 42,325
NS Group                Com        628916108     223     20,000      SH                SOLE                 20,000
Nicor Inc.              Com        654086107   3,755    100,740      SH                SOLE                100,740
NiSource Inc.           Com        65473P105   4,430    142,350      SH                SOLE                142,350
PartnerRe Holdings      Com        G6852T105   6,265    127,164      SH                SOLE                127,164
PFF Bancorp             Com        69331W104   1,007     43,881      SH                SOLE                 43,881
Pentair                 Com        709631105     255     10,000      SH                SOLE                 10,000
Piedmont Natural Gas    Com        720186105   3,619    101,945      SH                SOLE                101,945
Questar Corp.           Com        748356102   2,691     98,225      SH                SOLE                 98,225
SONICblue               Com        83546Q109     713    150,080      SH                SOLE                150,080
SunTrust Bks            Com        867914103   3,048     47,042      SH                SOLE                 47,042
Technitrol              Com        878555101     381     15,300      SH                SOLE                 15,300
US Industries           Com        912080108   2,518    431,163      SH                SOLE                431,163
UnumProvident Corp      Com        91529Y106   6,856    234,630      SH                SOLE                234,630
Utilicorp Utd           Com        918005109     234     10,000      SH                SOLE                 10,000
Vishay InterTech        Com        928298108     279     14,000      SH                SOLE                 14,000
WGL Holdings            Com        92924F106     293     10,615      SH                SOLE                 10,615
Washington Mutual       Com        939322103   3,793     69,282      SH                SOLE                 69,282
Woodward Governor       Com        980745103   1,845     36,003      SH                SOLE                 36,003
Adaptec 4.75% '04       SBNTCV     00651FAC2   1,681  1,965,000      PRN               SOLE              1,965,000
Cellstar 5% '02       SUBNTCONV    150925AC9     114    500,000      PRN               SOLE                500,000
Efficient Networks 5%'5 SBNTCV     282056AB6  12,007 12,058,000      PRN               SOLE             12,058,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   4,175  4,613,000      PRN               SOLE              4,613,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   3,584  9,279,000      PRN               SOLE              9,279,000
RadiSys Corp 5.5% 07   SUBNTCV     750459AB5   1,648  2,700,000      PRN               SOLE              2,700,000
Transamerica 10%'03   SBDBCONV     89351VAA7     342    345,000      PRN               SOLE                345,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   5,091  5,195,000      PRN               SOLE              5,195,000